Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Sep. 30, 2018
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income reclassified to earnings	¥ (260)	¥ 186